Cash and cash equivalents - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents	$ 32,372	$ 42	$ 955	$ 955
Senior Syndicated Facility Agreement
Cash and cash equivalents
Minimum cash to be maintained	30,000
Cash and cash equivalents	30,000	$ 0
Facility B
Cash and cash equivalents
Credit facility undrawn and available amount	$ 25,000